                            FARRELL ALPHA STRATEGIES
                                780 THIRD AVENUE
                                   38TH FLOOR
                           NEW YORK, NEW YORK  10017



                              THE JAPAN ALPHA FUND

                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 1997


INVESTMENT ADVISOR

Farrell-Wako Global Investment Management, Inc.
780 Third Avenue, 38th Floor
New York, New York 10017
(212) 319-3944

UNDERWRITER

FPS Broker Services, Inc.
3200 Horizon Drive
P.O. Box 61503
King of Prussia, Pennsylvania 19406
(610) 239-4700


LEGAL COUNSEL

Brown Raysman Millstein Felder & Steiner LLP
120 West 45th Street
New York, New York 10036


CUSTODIAN

Sumitomo Bank of New York Trust Company
2 World Financial Center, Tower B
225 Liberty Street, 35th Floor
New York, New York 10281

SHAREHOLDER SERVICES

FPS Services, Inc.
3200 Horizon Drive
P.O. Box 61503
King of Prussia, Pennsylvania 19406
(800) 262-7751
(610) 239-4600

AUDITORS

Coopers & Lybrand, LLP
2400 Eleven Penn Center
Philadelphia, Pennsylvania 19103

          For Additional Information about The Japan Alpha Fund call:

                                 (800) 262-7751
                                 (610) 239-4600

To our shareholders:

     The market in Japan continued the sharp decline plummeting another 17% in the third quarter of this year. While the market rebounded somewhat in the second quarter, the overall market return was -11% for year to 3rd quarter end. The Japan Alpha portfolio was also down.

     Despite tax increases, the economic data indicates that the economy is on a continued growth path. Those sectors of the market most exposed to deregulation have suffered the greatest decline in this year to reflect that risk. Longer term deregulation should create opportunities for greater economic growth. We continue to think that there will be some defined resolutions to the banks' loan problem.

     At the same time, Japan represents an attractive market in a world context. In comparison to the U.S., where the economic cycle is at a mature stage, Japan is in the early stages of a recovery. We think that this contrary price action between the two major world markets has shifted the relative value attractiveness toward the market in Japan. Correspondingly, the trends in corporate earnings for the two countries is now favoring companies in Japan. For the first time in a decade, there should be a predominance of upward revisions to earnings for companies in Japan.

     Longer range, we continue to think that the restructuring of industry in Japan will become a wide-spread phenomenon. As happened in the U.S. in the 1980's, it should provide a firm underpinning to the market in Japan over the balance of the 1990's and beyond. A second favorable long term factor is the emergence of a trend toward share repurchase programs by Japanese industrial corporations. Over time buybacks by these companies and others should represent an important and potentially positive change in the market's supply and demand framework. While creating uncertainty in the near term, deregulation should be a positive influence in the longer term.

Sincerely,

/s/ James L. Farrell, Jr.
James L. Farrell, Jr.
Chairman and Portfolio Manager
Farrell-Wako Global Investment Management, Inc.



Distributed by FPS Broker Services, Inc., 3200 Horizon Drive, King of Prussia, PA 19406.
       To be proceeded or accompanied by a prospectus.           DFU 11-97

THE JAPAN ALPHA FUND
SCHEDULE OF INVESTMENTS (unaudited)                        September 30, 1997
--------------------------------------------------------------------------------

                                                                        Market
                                                            Shares       Value
                                                          ----------  ----------
Equities - Japan 94.50%
Achilles Corp. .........................................    12,000    $  20,177
Best Denki Co., Ltd. ...................................     4,000       26,174
Chichibu Onoda Cement Corp. ............................    15,000       40,628
Chiyoda Fire & Marine Insurance Co., Ltd. ..............    17,850       68,307
Chubu Electric Power Co., Inc. .........................        34          577
Chugai Pharmaceutical Co., Ltd. ........................     4,000       34,457
Daicel Chemical Industries, Ltd. .......................    12,000       30,713
Daikin Industries, Ltd. ................................     9,000       56,730
East Japan Railway Co. .................................         9       42,193
Fuji Fire & Marine Insurance............................    17,000       53,367
Fuji Heavy Industries, Ltd. ............................     8,000       32,800
Fukuyama Transporting Co., Ltd. ........................     4,000       19,382
General Sekiyu K.K. ....................................     8,000       45,457
Gunze, Ltd. ............................................    12,000       37,870
Hitachi Koki............................................     8,000       45,722
Hokkaido Electric Power.................................     3,570       57,366
Hokuetsu Paper Mills, Ltd. .............................     6,000       32,105
Inax....................................................    10,000       48,041
Itoham Foods............................................    12,000       46,716
Japan Tobacco, Inc. ....................................         8       62,221
Joyo Bank...............................................     5,000       25,429
Kaken Pharmaceutical....................................     8,000       27,632
Kamigumi Co., Ltd. .....................................    10,000       39,758
Kubota Corp. ...........................................     7,000       27,251
Kyudenko Co., Ltd. .....................................     4,000       22,861
Lion Corp. .............................................    12,000       43,038
Long-Term Credit Bank of Japan, Ltd. ...................     9,000       39,286
Makita Corp. ...........................................     3,000       41,001
Maruetsu, Inc. .........................................    10,000       31,061
Matsushita Refrigeration................................    11,000       46,558
Mitsubishi Heavy Industries, Ltd. ......................     8,000       43,800
Mitsubishi Motors Corp. ................................    10,000       51,354
Mitsui Petrochemical Industries.........................    10,000       29,322
Morinaga Milk Industry Co. .............................    15,000       41,001
NHK Spring Co., Ltd. ...................................    15,000       44,728
Nichimen Corp. .........................................    16,000       31,807
Nintendo Co., Ltd. .....................................       800       74,878
Nippon Hodo.............................................     6,000       35,931
Nippon Paint Co., Ltd. .................................    15,000       32,925
Nippon Road.............................................     8,000       17,891
Nippon Telegraph & Telephone Corp. .....................         5       45,970
Nishi-Nippon Railroad...................................    10,300       29,775
Nissan Motor Co., Ltd. .................................    12,000       71,565
Nisshin Steel Co., Ltd. ................................    27,000       45,846
Orient Corp. ...........................................    12,000       26,439

                See accompanying notes to financial statements.

THE JAPAN ALPHA FUND
SCHEDULE OF INVESTMENTS (unaudited)                        September 30, 1997
--------------------------------------------------------------------------------


                                                                        Market
                                                            Shares       Value
                                                          ---------- -----------
Equities (continued)
Rengo Co., Ltd...........................................    11,000  $    47,378
Ryobi, Ltd...............................................    18,000       50,841
Ryoden Trading Co........................................     8,000       36,114
Sakura Bank, Ltd.........................................     7,000       33,455
Sankyo Aluminum Industry Co..............................    17,000       26,472
Sanyo Electric Co., Ltd..................................    13,000       39,841
Seino Transportation.....................................     5,000       45,142
Seiyu, Ltd...............................................     4,000       16,698
Sekisui House, Ltd.......................................     8,000       76,203
Sharp Corp...............................................     6,000       54,667
Shionogi & Co., Ltd......................................     5,000       31,102
Snow Brand Milk Products.................................    11,000       35,898
Sumitomo Rubber Industries...............................    11,000       62,412
Sun Wave Corp............................................     3,000       15,903
Taisei Rotec Corp........................................    13,000       28,858
Takara Standard..........................................     8,000       56,854
Toho Gas.................................................    24,000       44,728
Tohoku Electric Power....................................     1,717       27,733
Tokico, Ltd..............................................    17,000       35,907
Toshiba Corp.............................................    12,000       60,830
Toyo Ink Manufacturing...................................    14,000       41,166
Yamamura Glass Co........................................    14,000       35,368
Yodogawa Steel Works.....................................     9,000       47,486
Yokohama Rubber Co., Ltd.................................    11,000       28,336
Yoshitomi Pharmaceutical.................................     8,000       53,674
Zexel Corp...............................................     9,000       40,404
                                                                      ----------
Total Equities - Japan
  (Cost $4,357,247)......................................              2,841,580
                                                                      ----------
Total Investments  - 94.50%
  (Cost $4,357,247*).....................................              2,841,580
                                                                      ----------
Cash and Other Assets,
  Less Liabilities - 5.50%...............................                165,348
                                                                      ----------

Net Assets - 100%........................................            $ 3,006,928
                                                                      ==========


* Cost for Federal income tax purposes is $4,357,247 and net unrealized depreciation consists of:
          Gross unrealized appreciation..................            $    20,398
          Gross unrealized depreciation..................             (1,536,065)
                                                                      ----------
          Net unrealized depreciation....................            $(1,515,667)
                                                                      ==========

                See accompanying notes to financial statements.

THE JAPAN ALPHA FUND
STATEMENT OF ASSETS AND LIABILITIES (unaudited)               September 30, 1997
--------------------------------------------------------------------------------

ASSETS:
   Investments at market value (Cost $4,357,247) (Note 1) .............................  $   2,841,580
   Foreign currency at market value (Cost $32,370) ....................................         31,886
   Cash ...............................................................................         43,724
   Dividends receivable ...............................................................         14,493
   Deferred organization costs (Note 1) ...............................................         61,697
   Reimbursement due from Advisor .....................................................         14,819
   Other assets .......................................................................            805
                                                                                          ------------
             TOTAL ASSETS .............................................................      3,009,004
                                                                                          ------------

LIABILITIES:
      Accrued Expenses ................................................................          2,076
             TOTAL LIABILITIES ........................................................          2,076
                                                                                          ------------

NET ASSETS:
    Applicable to 516,106 shares; unlimited number of shares
      of beneficial interest authorized without par value .............................  $   3,006,928
                                                                                         =============

    Net asset value and redemption price ($3,006,928/516,106 shares) ................    $        5.83
                                                                                         =============


NET ASSETS CONSIST OF:
   Paid-in capital ...................................................................       4,903,379
   Accumulated net realized loss on investments ......................................        (380,186)
   Net unrealized depreciation on investments and foreign currency related
     transactions ....................................................................      (1,516,265)
                                                                                         -------------
             NET ASSETS ..............................................................   $   3,006,928
                                                                                         =============

                See accompanying notes to financial statements.

THE JAPAN ALPHA FUND
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------


                                                                      For the
                                                                     Six Months
                                                                       Ended
                                                                 September 30, 1997
                                                                 ------------------
INVESTMENT INCOME
   Dividends (Net of foreign tax withholdings of $3,486) .......    $    19,757
             TOTAL INCOME.......................................         19,757
                                                                    -----------

EXPENSES:
   Investment advisory fees (Note 2) ...........................         17,658
   Administration fees .........................................         40,109
   Accounting fees .............................................         25,443
   Transfer agent fees .........................................         14,081
   Registration fees ...........................................         17,282
   Amortization of organization costs (Note 1) .................         11,653
   Custodian fees ..............................................          5,000
   Trustees' fees ..............................................          1,500
   Legal fees ..................................................          6,305
   Insurance expense ...........................................            562
             TOTAL EXPENSES ....................................        139,593
             Expenses reimbursed and waived by Advisor
              (Note 2) .........................................        (99,051)
                                                                    -----------
             NET EXPENSES ......................................         40,542
                                                                    -----------
NET INVESTMENT LOSS ............................................        (20,785)
                                                                    -----------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY:
   Net realized loss on investments ............................       (103,594)
   Net realized gain on foreign currency related transactions ..          2,610
   Net change in unrealized depreciation on investments and
    foreign currency related transactions ......................       (324,766)
                                                                    -----------
   Net realized and unrealized loss on investments and foreign
     currency related transactions .............................       (425,750)
                                                                    -----------
Net decrease in net assets resulting from operations ...........    $  (446,535)
                                                                    ===========

                See accompanying notes to financial statements.

THE JAPAN ALPHA FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                                   For the Six
                                                                                  Months Ended            For the
                                                                                  September 30,          Year Ended
                                                                                      1997                March 31,
                                                                                   (unaudited)              1997
                                                                                 ---------------        ------------
OPERATIONS:
   Net investment loss .....................................................     $     (20,785)         $   (59,141)
   Net realized loss on investments ........................................          (103,594)            (274,276)
   Net realized gain (loss) on foreign currency related transactions .......             2,610               (5,881)
   Net change in unrealized depreciation on investments and foreign
       currency related transactions .......................................          (324,766)          (1,010,530)
                                                                                 -------------          -----------
   Net decrease in net assets resulting from operations ....................          (446,535)          (1,349,828)
                                                                                 -------------          -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gains on investments .......................................                 0               (2,316)
                                                                                 -------------          -----------

CAPITAL SHARE TRANSACTIONS (NOTE I):
   Proceeds from shares issued due to exchange of
       Class A shares for Class D shares ...................................                 0            4,577,248
   Proceeds from sale of shares ............................................                 0               28,712
   Proceeds from shares issued on reinvestment of distributions ............                 0                2,313
   Cost of shares from redemption of Class A shares for Class D shares .....                 0           (4,577,248)
   Cost of shares redeemed .................................................            (4,100)             (40,826)
                                                                                 -------------          -----------
   Decrease in net assets derived from capital share transactions ..........            (4,100)              (9,801)
                                                                                 -------------          -----------

           TOTAL DECREASE IN NET ASSETS.....................................          (450,635)          (1,361,945)
                                                                                 -------------          -----------

NET ASSETS:

   Beginning of period ......................................................        3,457,563            4,819,508
                                                                                 -------------          -----------

   End of period ...........................................................     $   3,006,928          $ 3,457,563
                                                                                 =============          ===========

                See accompanying notes to financial statements.

THE JAPAN ALPHA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

Farrell Alpha Strategies (the "Trust") is organized as a Delaware business trust pursuant to a Trust Agreement dated April 6, 1995. The Trust is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The Trust consists of a separate investment series called The Japan Alpha Fund (the "Fund"). On July 14, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation, the Trust acquired all of the assets of the Japan Alpha Fund (the "Acquired Fund") of the Advisors' Inner Circle Fund, a Massachusetts business trust. The acquisition was accomplished by a tax-free exchange of 502,529 of the Class A Shares and 9,605 of the Class D Shares of the Acquired Fund for the same amount of shares of the Fund. Shares of the Fund were reissued to shareholders at the time of the reorganization.
The net assets of the Fund prior to and directly after the reorganization was $4,649,123, including $230,630 of unrealized depreciation. The Fund assumed the prior operating history of the Acquired Fund.

From April 18, 1995 (commencement of operations) to July 29, 1996, the Fund offered two classes of shares, the Class A Shares and Class D Shares, which varied with respect to sales charges, distribution costs, voting rights and dividends. Shares of Class A were offered at net asset value per share plus a maximum sales charge at the time of purchase of 2.75%. Shares of Class D were not subject to a sales load or distribution fees and therefore, had lower expenses than the Class A Shares.

The Board of Trustees determined that it was no longer in the best interest of shareholders to maintain two classes of shares of the Fund and decided to eliminate the Class A Shares and reduce the initial investment minimum of the Class D Shares from $5,000 to $1,000. Accordingly, the Class A shareholders were offered the option of either converting their Class A Shares to Class D Shares based upon the relative net asset values of the two classes as part of a one-time tax-free exchange privilege or redeeming their Class A Shares and receiving full redemption benefits. All the Class A Shares were converted to Class D Shares as of July 26, 1996, and on July 29, 1996 the Trust eliminated the Class A Shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

 A. SECURITY VALUATION: Foreign securities are valued as of the close of trading on the primary exchange on which they trade. The value is then converted to U.S. dollars using current exchange rates. Securities listed on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. Listed securities which are traded by foreign investors in Japan in over-the-counter transactions are valued at prices at which it is expected that such securities may be sold, as determined in good faith by, or under the direction of, the Board of Trustees. Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value. All other securities are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board of Trustees. As of September 30, 1997, there were no securities valued by the Board of Trustees.

 The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities.

THE JAPAN ALPHA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


 B. RISKS ASSOCIATED WITH FOREIGN SECURITIES: Investments by the Fund in securities of foreign issuers may involve investment risks different from those of U.S. issuers, including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, possible imposition of foreign withholding tax on the interest income payable on such instruments, possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Fund. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. government.

 C. FEDERAL INCOME TAXES: It is the policy of the Fund to continue to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Fund has met the requirements of the Code applicable to regulated investment companies for the six month period ended September 30, 1997. Therefore, no provision has been made for Federal income taxes.

 D. DETERMINATION OF GAINS OR LOSSES ON SALES OF SECURITIES: Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

 E. ORGANIZATION COSTS: Organization costs are being amortized on a straight-line basis over five years from the Fund's commencement of operations.

 F. DISTRIBUTIONS TO SHAREHOLDERS: The Fund will distribute substantially all of its net investment income annually in December. Any net gains realized from the sale of portfolio securities and net gains realized from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years. Distributions to shareholders will be recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

 G. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

 H. OTHER: Securities transactions are accounted for on the date the securities are purchased or sold. Interest income is recorded on the accrual basis and dividend income on the ex-dividend date.

 I. CAPITAL SHARE TRANSACTIONS: The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in shares of beneficial interest reflects the conversion of Class A Shares for Class D Shares on July 29, 1996, and were as follows:

                                                              FOR THE                  FOR THE
                                                          SIX MONTHS ENDED            YEAR ENDED
                                                   SEPTEMBER 30, 1997 (UNAUDITED)   MARCH 31, 1997
                                                   -------------------------------  ---------------
                                                           CLASS D SHARES           CLASS D SHARES
                                                           --------------           ---------------
                                                     SHARES          AMOUNT        SHARES     AMOUNT
                                                    -------          ------        ------     ------
 Shares issued due to exchange
    of Class A Shares for Class D Shares.........      0            $      0      501,297   $4,577,248
 Shares sold.....................................      0                   0        3,604       25,016
 Shares issued on reinvestment of distributions..      0                   0          297        2,313
 Shares redeemed.................................   (616)             (4,100)      (4,891)     (40,826)
                                                    ----            --------      -------   ----------
 Net Increase (Decrease).........................   (616)            ($4,100)     500,307   $4,563,751
                                                    ====             ========     =======   ==========

 Wako Securities Co., Ltd., an affiliated broker of Farrell-Wako Global Investment Management, Inc., the Fund's advisor, holds 498,228 (96.5%) of the 516,106 shares of the Japan Alpha Fund.

THE JAPAN ALPHA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


2.  ADVISORY AND ADMINISTRATION AGREEMENTS

Farrell-Wako Global Investment Management, Inc. (the "Advisor"), a registered investment advisor, provides the Fund with investment management services. As compensation for these services, the Fund pays the Advisor a monthly fee which is calculated daily by applying an annual rate of 0.98% to the average daily net assets of the Fund. The Advisor has voluntarily agreed to waive its fees and reimburse the Fund to the extent total annualized expenses exceed 2.25% of the Fund's average daily net assets. For the six month period ended September 30, 1997, the Advisor agreed to waive fees of $17,658 and reimburse fees totaling $81,393.

Certain officers and trustees of the Fund are also officers and directors of the Advisor. All officers serve without direct compensation from the Fund.

Under its Administrative Services Agreement (the "Agreement") with the Fund, FPS Services, Inc., the Fund's Administrator, provides certain administrative services for which the Fund pays a fee computed at the annual rate of 0.15% of the first $75 million of total average net assets, 0.10% of the next $75 million of total average net assets and 0.05% of total net assets in excess of $150 million. As stated in the Agreement, aggregate administration fees will not be less than $95,000.

3.  INVESTMENT TRANSACTIONS

Investment transactions for the six month period ended September 30, 1997, excluding temporary short-term investments, aggregated $857,723 and $889,658 in purchases and proceeds from sales, respectively. During the period, the Fund conducted all of its brokerage transactions through Wako Securities Co., Ltd., an affiliated broker of the Advisor. The commissions on these transactions are deemed by the Fund to be fair and reasonable compared to the commissions, fees or other remunerations received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. For the six month period ended September 30, 1997, brokerage fees paid to Wako Securities Co., Ltd. were $13,154.

4.  CAPITAL LOSS CARRYOVER

At March 31, 1997, The Japan Alpha Fund had a capital loss carryover of $274,490 expiring March 31, 2005 to offset possible future capital gains of the Fund.

THE JAPAN ALPHA FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.



                                                   Class A Shares                                 Class D Shares
                                           -------------------------------     --------------------------------------------------
                                              For the            For the           For the Six                          For the
                                               Period            Period           Months Ended        For the           Period
                                           April 1, 1996      April 18, 1995*     September 30,      Year Ended     April 18, 1995*
                                               through           through             1997            March 31,          through
                                           July 26, 1996+      March 31, 1996     (unaudited)          1997          March 31, 1996
                                           --------------     ---------------     -------------      ----------     ---------------

 Net asset value, beginning of period ..   $      9.28       $       10.00        $       6.69       $     9.31     $     10.00
                                           -----------       -------------        ------------       ----------     -----------
   Loss from investment operations:
   Net investment income (loss).........          0.07               (0.14)/1/           (0.03)            0.01           (0.12)/1/
   Net realized and unrealized loss on
    investments and foreign currency
    related transactions................         (0.26)              (0.58)/1/           (0.83)           (2.62)          (0.57)/1/
                                           -----------       -------------        ------------       ----------     -----------
     Total loss from investment
      operations........................         (0.19)              (0.72)              (0.86)           (2.61)          (0.69)
   Less distributions from realized
    gains...............................          0.00                0.00                0.00            (0.01)           0.00
                                           -----------       -------------        ------------       ----------     -----------

Net asset value, end of period..........   $      9.09       $        9.28        $       5.83       $     6.69     $      9.31
                                           ===========       =============        ============       ==========     ===========

Total return (Not annualized)...........         (2.05%)/2/          (7.20%)/2/         (12.86%)         (28.10%)         (6.90%)

Ratios/Supplemental Data
   Net assets, end of period (in 000s)..   $     4,577       $       4,667        $      3,007       $    3,458     $       153
   Ratio of expenses to average net
    assets:
     Before expense reimbursement and
      waiver............................          6.17%/3/            8.79%/3/            7.75%/3/         7.97%           8.54%/3/
     After expense reimbursement and
      waiver............................          2.50%/3/            2.50%/3/            2.25%/3/         2.25%           2.25%/3/
   Ratio of net investment income to
    average net assets:
     Before expense reimbursement and
      waiver............................         (5.74%)/3/          (7.92%)/3/          (6.65%)/3/       (6.99%)         (7.67%)/3/

     After expense reimbursement and
      waiver............................         (2.07%)/3/          (1.63%)/3/          (1.15%)/3/       (1.27%)         (1.38%)/3/

     Portfolio turnover rate............        115.07%             122.71%              25.60%          115.07%         122.71%
     Average commission rate............     $  0.0608             $0.0658             $0.0411          $0.0608         $0.0658

 *   Commencement of operations
/1/  Calculated using the average shares method
/2/  Total return calculation does not reflect sales load
/3/  Annualized
 +   Since July 29, 1996, no Class A Shares have been outstanding.

                See accompanying notes to financial statements.